Leases - as lessee (Tables)	12 Months Ended
Dec. 31, 2024
Leases - as lessee [Abstract]
Right-of-use Assets Related to Vessels and Amounts Recognized in Profit or Loss, Statement of Cash Flows
Information about leases for which the Group is a lessee is presented below.

(1)	Right-of-use assets - Vessels

US$’000
Cost
At 1 January 2023	187,730
Additions	11,852
At 31 December 2023	199,582
Additions	22,131
At 31 December 2024	221,713

Accumulated depreciation
At 1 January 2023	119,826
Depreciation charge	45,195
At 31 December 2023	165,021
Depreciation charge	38,031
At 31 December 2024	203,052

Net book value
At 31 December 2023	34,561
At 31 December 2024	18,661
(2)	Amounts recognised in profit or loss

	2024 US$’000	2023 US$’000	2022 US$’000
Interest expense on lease liabilities	1,469	2,178	3,768
Expenses relating to short-term leases for vessels, included in charter hire expenses	19,997	5,594	1,040
Expenses relating to short-term leases for offices, included in rental expenses	1,984	1,988	1,613

(3)	Amounts recognised in statement of cash flows

	2024 US$’000	2023 US$’000	2022 US$’000
Total cash outflow for leases	44,192	45,969	48,643